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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22647

PRIVATE ADVISORS ALTERNATIVE

STRATEGIES FUND

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

169 Lackawanna Avenue

Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2015

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended March 31, 2015, originally filed with the Securities and Exchange Commission on June 8, 2015 (Accession Number 0001193125-15-216189) to amend Item 4, "Audit Fees." The purpose of the amendment to Item 4 is to amend information related to fiscal years ended 2014 and 2015.

Items 1, 2, 3, and 5 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on June 8, 2015 (Accession Number 0001193125-15-216189).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The aggregate fees billed for the fiscal year ended March 31, 2015 for professional services rendered by PricewaterhouseCoopers LLP (“PwC”) for the audit of the Registrant's annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $20,000.

The aggregate fees billed for the fiscal year ended March 31, 2014 for professional services rendered by PwC for the audit of the Registrant's annual financial statements or services that are normally provided by PwC in connection with statutory and regulatory filings or engagements for that fiscal year were $18,700.

(b)	Audit-Related Fees

The aggregate fees billed for assurance and related services by PwC that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item were (a) $0 for the fiscal year ended March 31, 2015; and (ii) $0 for the fiscal year ended March 31, 2014. These audit-related services include review of financial highlights for Registrant’s registration statements and issuance of consents to use the auditor’s reports.

(c)	Tax Fees

The aggregate fees billed for professional services rendered by PwC for tax compliance, tax advice, and tax planning were $3,275 during the fiscal year ended March 31, 2015, and (ii) $7,500 during the fiscal year ended March 31, 2014. These services primarily included preparation of federal, state and local income tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d)	All Other Fees

The aggregate fees billed for products and services provided by PwC, other than the services reported in paragraphs (a) through (c) of this Item were (i) $0 during the fiscal year ended March 31, 2015, and (ii) $0 during the fiscal year ended March 31, 2014.

(e)	Pre-Approval Policies and Procedures

(1)	The Registrant's Audit Committee has adopted pre-approval policies and procedures (the Procedures) to govern the Committee's pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant's investment adviser and to any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the Service Affiliates) if the services directly relate to the Registrant's operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant's financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of the types of services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting. To date, the Audit Committee has not delegated such authority.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) There were no hours expended on PwC’s engagement to audit the Registrant's financial statements for the most recent fiscal year was attributable to work performed by persons other than PwC's full-time, permanent employees.

(g) All non-audit fees billed by PwC for services rendered to the Registrant for the fiscal year ended March 31, 2015 are disclosed in 4(b)-(d) above.

The aggregate non-audit fees billed by PwC for services rendered to the Registrant’s investment adviser (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were approximately (i) $3.771 million during the fiscal year ended March 31, 2015 and (ii) $2.876 million for the fiscal year ended March 31, 2014.

(h) The Registrant’s Audit Committee has determined that the non-audit services rendered by PwC for the fiscal year ended March 31, 2015 to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant that were not required to be pre-approved by the Audit Committee because they did not relate directly to the operations and financial reporting of the registrant were compatible with maintaining the respective independence of PwC during the relevant time period.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(3) Not applicable

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this amended report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ADVISORS ALTERNATIVE STRATEGIES FUND

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	August 7, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this amended report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher
Stephen P. Fisher President and Principal Executive Officer

Date:	August 7, 2015

By: /s/ Jack R. Benintende
Jack R. Benintende Treasurer and Principal Financial and Accounting Officer

Date:	August 7, 2015

EXHIBIT INDEX

(a)(1)	Code of Ethics – filed as Exhibit (a)(1) to Form N-CSR filed on EDGAR on June 8, 2015 (Accession Number 0001193125-15-216189)

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)	Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.